Capital Structure (Details)	9 Months Ended		9 Months Ended				9 Months Ended	0 Months Ended					9 Months Ended	0 Months Ended			0 Months Ended				0 Months Ended				0 Months Ended							0 Months Ended
	Mar. 31, 2014 USD ($) item	Jul. 01, 2013 USD ($)	Mar. 31, 2014 Dorian Holdings item	Mar. 31, 2014 Scorpio item	Mar. 31, 2014 SeaDor item	Jul. 29, 2013 SeaDor	Mar. 31, 2014 Affiliates of Kensico Capital Management item	Apr. 25, 2014 Common stock	Feb. 12, 2014 Common stock	Nov. 26, 2013 Common stock	Jul. 29, 2013 Common stock	Jul. 01, 2013 Common stock	Mar. 31, 2014 Common stock	Apr. 23, 2014 Common stock Subsequent events USD ($)	May 22, 2014 Common stock Subsequent events	Mar. 31, 2014 Common stock Subsequent events	Jul. 29, 2013 Common stock Dorian Holdings	Jul. 01, 2013 Common stock Dorian Holdings	Jul. 29, 2013 Common stock Dorian Holdings USD ($)	Jul. 29, 2013 Common stock Dorian Holdings NOK	Nov. 26, 2013 Common stock Scorpio	Jul. 29, 2013 Common stock SeaDor	Jul. 29, 2013 Common stock SeaDor USD ($)	Jul. 29, 2013 Common stock SeaDor NOK	Feb. 12, 2014 Common stock Private placement USD ($)	Feb. 12, 2014 Common stock Private placement NOK	Nov. 26, 2013 Common stock Private placement USD ($)	Nov. 26, 2013 Common stock Private placement NOK	Jul. 29, 2013 Common stock Private placement	Jul. 29, 2013 Common stock Private placement USD ($)	Jul. 29, 2013 Common stock Private placement NOK	Apr. 25, 2014 Common stock Private placement Subsequent events USD ($)	Apr. 25, 2014 Common stock Private placement Subsequent events NOK
Capital Structure
Authorized capital stock (in shares)		500,000,000
Par value of capital stock (in dollars per share)		$ 0.01
Common stock, shares authorized	450,000,000	450,000,000
Preferred stock, shares authorized	50,000,000	50,000,000
Capital structure
Shares issued									5,649,200	24,071,506	18,644,324	100					4,667,135	100			7,990,425	4,667,135			5,649,200	5,649,200	16,081,081	16,081,081	9,310,054			1,412,698	1,412,698
Fair value of common stock (in dollars per share)																			$ 12.66	75.00			$ 12.66	75.00	$ 17.92	110.00	$ 15.16	92.50		$ 12.66	75.00	$ 18.40	110.00
Number of votes entitled to shareholders	1
Number of board seats	8		3	1	3		1
Ownership interest (as a percent)			11.70%	26.50%	19.30%	25.00%	9.50%
Reverse stock split ratio								0.2						0.2
Common stock, par value (in dollars per share)	$ 0.01													$ 0.01
Common stock, shares outstanding	48,365,012													48,365,012	57,128,494	241,825,149
Number of fractional shares cancelled in connection with the reverse stock split											100		18	18
Number of fractional shares issued in connection with the reverse stock split														0